Cover	Apr. 27, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 27, 2020
Entity Registrant Name	FRANKLIN FINANCIAL NETWORK, INC.
Entity Incorporation, State or Country Code	TN
Entity File Number	001-36895
Entity Tax Identification Number	20-8839445
Entity Address, Address Line One	722 Columbia Avenue
Entity Address, City or Town	Franklin
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37064
City Area Code	615
Local Phone Number	236-2265
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value per share
Trading Symbol	FSB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001407067
Amendment Flag	false